Noncontrolling Interests (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Redeemable noncontrolling interest
Termination date range of mandatorily redeemable noncontrolling interests - begin	2085
Termination date range of mandatorily redeemable noncontrolling interests - end	2113
Settlement value of mandatorily redeemable noncontrolling interests	$ 9.9
Carrying value of mandatorily redeemable noncontrolling interests	$ 7.8